Expense Example, No Redemption {- Fidelity Asset Manager 40%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 40%	Nov. 29, 2021 USD ($)
Fidelity Advisor Asset Manager 40%: Class A
Expense Example, No Redemption:
1 Year	$ 655
3 Years	825
5 Years	1,009
10 Years	1,541
Fidelity Advisor Asset Manager 40%: Class M
Expense Example, No Redemption:
1 Year	455
3 Years	678
5 Years	919
10 Years	1,610
Fidelity Advisor Asset Manager 40%: Class C
Expense Example, No Redemption:
1 Year	163
3 Years	505
5 Years	871
10 Years	1,694
Fidelity Advisor Asset Manager 40%: Class I
Expense Example, No Redemption:
1 Year	58
3 Years	183
5 Years	318
10 Years	714
Fidelity Advisor Asset Manager 40%: Class Z
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	$ 628